Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating revenue
Total operating revenue	$ 4,448,521	$ 3,976,190
Cost of revenue	1,192,345	6,383
Gross Profit	3,256,176	3,969,807
Operating expenses
Selling expenses	519,351	97,939
R&D expenses	11,796,112	147,345
General and administrative expenses	3,856,680	1,745,225
Total operating expenses	16,172,143	1,990,509
(Loss) income from operations	(12,915,967)	1,979,298
Other income, net
Interest income (expense), net	(23,833)	7,757
Other income	95,878	5,163
Total other income, net	72,045	12,920
(Loss) income before income tax	(12,843,922)	1,992,218
Income tax expense	810,723	627,721
(Loss) income before noncontrolling interest	(13,654,645)	1,364,497
Less: loss attributable to noncontrolling interest	(250,908)
Net (loss) income to the Company	(13,403,737)	1,364,497
Other Comprehensive income
Foreign currency translation (loss) gain attributable to the Company	(69,474)	2,088,136
Foreign currency translation gain attributable to noncontrolling interest	39,581
Comprehensive (loss) income attributable to the Company	(13,473,211)	3,452,633
Comprehensive loss attributable to noncontrolling interest	$ (211,327)
Net (loss) income per share - basic	$ (0.16)	$ 0.03
Net (loss) income per share - diluted	$ (0.16)	$ 0.03
Weighted average number of ordinary shares outstanding - basic	83,996,331	53,089,286
Weighted average number of ordinary shares outstanding - diluted	83,996,331	53,089,286
Advertising Services [Member]
Operating revenue
Total operating revenue	$ 1,053,614	$ 2,220,794
Cash Rebate and Payment Solution Services [Member]
Operating revenue
Total operating revenue	279,816	14,924
Software Licensing [Member]
Operating revenue
Total operating revenue	2,079,112	1,740,472
Production Income [Member]
Operating revenue
Total operating revenue	652,745
Promotional Campaign Services and Others [Member]
Operating revenue
Total operating revenue	$ 383,234